CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 2.4%
Entertainment - 2.4%
Endeavor Group Holdings Inc., Class A Shares	88,000	$2,522,960	*
Live Nation Entertainment Inc.	45,200	4,119,076	*

TOTAL COMMUNICATION SERVICES		6,642,036

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 3.9%
Aptiv PLC	57,100	8,506,187	*
Lear Corp.	15,020	2,350,330

Total Auto Components		10,856,517

Diversified Consumer Services - 1.3%
Service Corp. International	62,900	3,790,354

Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	112,240	2,807,122	*
Expedia Group Inc.	28,700	4,703,930	*

Total Hotels, Restaurants & Leisure		7,511,052

Household Durables - 0.5%
Purple Innovation Inc.	62,300	1,309,546	*

Internet & Direct Marketing Retail - 0.8%
Chewy Inc., Class A Shares	32,700	2,227,197	*

Leisure Products - 1.5%
Hasbro Inc.	46,400	4,139,808

Specialty Retail - 3.8%
Carvana Co.	17,300	5,216,642	*
Petco Health & Wellness Co. Inc.	80,000	1,688,000	*
Ross Stores Inc.	35,600	3,875,060

Total Specialty Retail		10,779,702

TOTAL CONSUMER DISCRETIONARY		40,614,176

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 4.3%
Casey’s General Stores Inc.	28,200	5,314,290
Performance Food Group Co.	146,800	6,820,328	*

TOTAL CONSUMER STAPLES		12,134,618

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Pioneer Natural Resources Co.	38,000	6,327,380

FINANCIALS - 13.6%
Banks - 7.3%
Fifth Third Bancorp	134,100	5,691,204

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Banks - continued
First Republic Bank	28,900	$5,574,232
Western Alliance Bancorp	85,000	9,249,700

Total Banks		20,515,136

Insurance - 4.9%
Arch Capital Group Ltd.	154,100	5,883,538	*
Hartford Financial Services Group Inc.	110,900	7,790,725

Total Insurance		13,674,263

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Starwood Property Trust Inc.	160,100	3,908,041

TOTAL FINANCIALS		38,097,440

HEALTH CARE - 12.5%
Biotechnology - 1.2%
Horizon Therapeutics PLC	30,000	3,286,200	*

Health Care Providers & Services - 1.0%
Molina Healthcare Inc.	10,700	2,903,017	*

Health Care Technology - 0.2%
Definitive Healthcare Corp.	17,049	730,208	*

Life Sciences Tools & Services - 9.0%
Avantor Inc.	148,600	6,077,740	*
Bio-Techne Corp.	8,500	4,118,845
ICON PLC	13,300	3,484,866	*
Maravai LifeSciences Holdings Inc., Class A Shares	116,400	5,712,912	*
Syneos Health Inc.	65,900	5,764,932	*

Total Life Sciences Tools & Services		25,159,295

Pharmaceuticals - 1.1%
Catalent Inc.	22,600	3,007,382	*

TOTAL HEALTH CARE		35,086,102

INDUSTRIALS - 19.5%
Building Products - 5.2%
Masonite International Corp.	48,800	5,179,144	*
Resideo Technologies Inc.	173,500	4,301,065	*
Trane Technologies PLC	29,300	5,058,645

Total Building Products		14,538,854

Construction & Engineering - 4.5%
API Group Corp.	265,000	5,392,750	*(a)
WillScot Mobile Mini Holdings Corp.	228,000	7,232,160	*

Total Construction & Engineering		12,624,910

See Notes to Schedule of Investments.

2	ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Electrical Equipment - 4.0%
Regal Beloit Corp.	30,600	$4,600,404
Vertiv Holdings Co.	273,000	6,576,570

Total Electrical Equipment		11,176,974

Machinery - 3.5%
RBC Bearings Inc.	15,000	3,183,000	*
Rexnord Corp.	105,300	6,769,737

Total Machinery		9,952,737

Professional Services - 1.2%
Clarivate PLC	150,000	3,285,000	*

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	10,700	3,059,986

TOTAL INDUSTRIALS		54,638,461

INFORMATION TECHNOLOGY - 17.3%
Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	23,600	4,295,672
Keysight Technologies Inc.	30,400	4,994,416	*
Teledyne Technologies Inc.	9,100	3,909,178	*

Total Electronic Equipment, Instruments & Components		13,199,266

Semiconductors & Semiconductor Equipment - 5.0%
Marvell Technology Inc.	89,400	5,391,714
ON Semiconductor Corp.	130,200	5,959,254	*
SolarEdge Technologies Inc.	9,400	2,493,068	*

Total Semiconductors & Semiconductor Equipment		13,844,036

Software - 7.6%
Aspen Technology Inc.	23,400	2,873,520	*
Autodesk Inc.	10,400	2,965,768	*
Black Knight Inc.	64,200	4,622,400	*
DocuSign Inc.	6,300	1,621,809	*
Momentive Global Inc.	126,728	2,483,869	*
NCR Corp.	92,600	3,589,176	*
Splunk Inc.	21,900	3,169,149	*

Total Software		21,325,691

TOTAL INFORMATION TECHNOLOGY		48,368,993

MATERIALS - 4.8%
Chemicals - 3.1%
Ashland Global Holdings Inc.	63,500	5,659,120
Sensient Technologies Corp.	32,300	2,941,884

Total Chemicals		8,601,004

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report	3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
Containers & Packaging - 1.7%
Ball Corp.		53,600	$4,822,392

TOTAL MATERIALS			13,423,396

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities Inc.		28,200	5,388,174
Americold Realty Trust		88,200	2,562,210
Sun Communities Inc.		11,600	2,147,160

TOTAL REAL ESTATE			10,097,544

UTILITIES - 3.6%
Electric Utilities - 1.3%
Eversource Energy		44,600	3,646,496

Multi-Utilities - 2.3%
Ameren Corp.		53,600	4,341,600
DTE Energy Co.		19,300	2,156,003

Total Multi-Utilities			6,497,603

TOTAL UTILITIES			10,144,099

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $164,856,211)			275,574,245

	RATE
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	5,323,494	5,323,494
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,330,874	1,330,874	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,654,368)			6,654,368

TOTAL INVESTMENTS - 100.7% (Cost - $171,510,579)			282,228,613
Liabilities in Excess of Other Assets - (0.7)%			(1,990,738)

TOTAL NET ASSETS - 100.0%			$280,237,875

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $1,330,874 and the cost was $1,330,874 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Mid Cap Portfolio 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

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Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$275,574,245	—	—	$275,574,245
Short-Term Investments†	6,654,368	—	—	6,654,368

Total Investments	$282,228,613	—	—	$282,228,613

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$640,177	$7,769,246	7,769,246	$7,078,549	7,078,549

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$59	—	$1,330,874

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